Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [X]; Amendment Number: 1
This Amendment:         [X] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             SeaBridge Investment Advisors LLC
Address:         450 Springfield Avenue
                       Suite 301
                       Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        908-273-5085 x209

Signature                   City     State     and Date of Signing:
Susan E. Boyd          	    Summit,  NJ         5-9-2012
--------------------        ----------------   ---------------
Signature                   City     State      Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   250
Form 13F Information Table Value Total: $314,929 (thousands)
List of Other Included Managers:  NONE

13F Holdings Report
As of Date: 3/31/2012

								Market		SH/		Investment	Other	Voting Authority
Issuer				Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs	Sole 	Shared	None

Berkshire Hathaway Inc 		CL A		084670108	122		100	SH	Sole		None	100	0	0
A.O. Smith Corporation		COM		831865209	413		9195	SH	Sole		None	9195	0	0
Amerigroup Corp			COM		03073T102	7		100	SH	Sole		None	100	0	0
Abbott Laboratories		COM		002824100	159		2600	SH	Sole		None	2600	0	0
Accenture Ltd.			SHS Cl A	G1151C101	32		500	SH	Sole		None	500	0	0
Actuant Corp			CL A New	00508X203	4577		157870	SH	Sole		None	157870	0	0
Agilent Technologies 		COM		00846U101	40		900	SH	Sole		None	900	0	0
Air Products&Chemicals		COM		009158106	3744		40785	SH	Sole		None	40785	0	0
Airgas, Inc.			COM		009363102	3066		34465	SH	Sole		None	34465	0	0
Alexander & Baldwin		COM		014482103	4881		100735	SH	Sole		None	100735	0	0
Alleghany Corp.			COM		017175100	1392		4229	SH	Sole		None	4229	0	0
Ameresco Inc.			CL A		02361E108	39		2850	SH	Sole		None	2850	0	0
American Intl Group		COM New		026874784	58		1873	SH	Sole		None	1873	0	0
American States Water 		COM		029899101	43		1200	SH	Sole		None	1200	0	0
Anadarko Petroleum Corp		COM		032511107	66		845	SH	Sole		None	845	0	0
Apache Corp			COM		037411105	30		300	SH	Sole		None	300	0	0
Apollo Group, Inc.		CL A		037604105	282		7310	SH	Sole		None	7310	0	0
Apple, Inc.			COM		037833100	8216		13703	SH	Sole		None	13703	0	0
Ares Capital Corp		COM		04010L103	3091		189059	SH	Sole		None	189059	0	0
Arthur J. Gallagher&Co		COM		363576109	4341		121447	SH	Sole		None	121447	0	0
AstraZeneca  			SpADR		046353108	659		14820	SH	Sole		None	14820	0	0
Atlas Pipeline Ptnrs		Unit LP Int	049392103	597		16875	SH	Sole		None	16875	0	0
BHP Billiton Ltd		Spons  ADR	088606108	403		5560	SH	Sole		None	5560	0	0
BRF-Brasil Foods SA		Spons  ADR	10552T107	725		36240	SH	Sole		None	36240	0	0
Ball Corp			COM		058498106	5070		118226	SH	Sole		None	118226	0	0
Barrick Gold Corp		COM		067901108	363		8350	SH	Sole		None	8350	0	0
Baytex Energy Corp		Trust Unit	073176109	3743		72177	SH	Sole		None	72177	0	0
Berkshire Hathaway 		CL B New	084670702	69		850	SH	Sole		None	850	0	0
BlackRock Kelso Capital 	COM 		092533108	149		15200	SH	Sole		None	15200	0	0
BorgWarner Inc. 		COM 		099724106	695		8235	SH	Sole		None	8235	0	0
Brookfield AssetMgt		CLALimVShs	112585104	4548		144070	SH	Sole		None	144070	0	0
Brookfield Infrastruct		LP Int Ut	G16252101	824		26080	SH	Sole		None	26080	0	0
Brookfield Properties 		COM		112900105	4554		260955	SH	Sole		None	260955	0	0
Brookfield Residential		COM		11283W104	4687		443049	SH	Sole		None	443049	0	0
CVS Corp			COM		126650100	2314		51655	SH	Sole		None	51655	0	0
Canadian Natural Res		COM		136385101	371		11180	SH	Sole		None	11180	0	0
Carbo Ceramics Inc.		COM		140781105	334		3167	SH	Sole		None	3167	0	0
Caterpillar Inc			COM		149123101	3115		29246	SH	Sole		None	29246	0	0
Celgene Corporation		COM		151020104	123		1593	SH	Sole		None	1593	0	0
Centurylink, Inc.		COM		156700106	182		4700	SH	Sole		None	4700	0	0
Chevron Corporation		COM		166764100	54		500	SH	Sole		None	500	0	0
Chimera Investment Corp		COM		16934Q109	737		260327	SH	Sole		None	260327	0	0
China Mobile HK Ltd 		Spons ADR	16941M109	1305		23700	SH	Sole		None	23700	0	0
Chubb Corp			COM		171232101	76		1100	SH	Sole		None	1100	0	0
Cisco Systems Inc		COM		17275R102	38		1800	SH	Sole		None	1800	0	0
Citigroup Inc			COM		172967101	2634		72067	SH	Sole		None	72067	0	0
Clean Energy Fuels Corp		COM		184499101	19		900	SH	Sole		None	900	0	0
Coach, Inc.			COM		189754104	2291		29647	SH	Sole		None	29647	0	0
Coca-Cola Co			COM		191216100	30		400	SH	Sole		None	400	0	0
Colgate-Palmolive Co		COM		194162103	61		621	SH	Sole		None	621	0	0
CompParanaense deEnergia	SpADRpf		20441B407	9		370	SH	Sole		None	370	0	0
Comp Cervecerias Unidas 	Sp ADR		204429104	91		1155	SH	Sole		None	1155	0	0
Compass Minerals Intl		COM		20451N101	4731		65940	SH	Sole		None	65940	0	0
Corning Inc.			COM		219350105	471		33445	SH	Sole		None	33445	0	0
Costco Wholesale Corp		COM		22160K105	595		6552	SH	Sole		None	6552	0	0
Covidien PLC			SHS		G2554F105	27		500	SH	Sole		None	500	0	0
Credicorp Limited		COM		G2519Y108	467		3542	SH	Sole		None	3542	0	0
Crexus Investment Corp.		COM		226553105	1921		185781	SH	Sole		None	185781	0	0
Cummins, Inc. 			COM		231021106	1041		8675	SH	Sole		None	8675	0	0
DIRECTV 			COM Cl A	25490A101	69		1400	SH	Sole		None	1400	0	0
Danaher Corp			COM		235851102	528		9420	SH	Sole		None	9420	0	0
Deere & Company			COM		244199105	2754		34040	SH	Sole		None	34040	0	0
Delta Air Lines Inc.		COM		247361702	475		47950	SH	Sole		None	47950	0	0
Devon Energy Corp		COM		25179M103	1676		23560	SH	Sole		None	23560	0	0
Discovery Comms			COM Ser A	25470F104	51		1000	SH	Sole		None	1000	0	0
Dominion Resources Inc		COM		25746U109	31		600	SH	Sole		None	600	0	0
Duke Energy Corp		COM		26441C105	17		800	SH	Sole		None	800	0	0
EMC Corporation			COM		268648102	4044		135358	SH	Sole		None	135358	0	0
Eaton Corporation		COM		278058102	2379		47740	SH	Sole		None	47740	0	0
El Paso Corp			COM		28336L109	3210		108640	SH	Sole		None	108640	0	0
Elster Group SE 		SpADR		290348101	20		1250	SH	Sole		None	1250	0	0
Embotelladora Andina SA		ADR B		29081P303	4252		126446	SH	Sole		None	126446	0	0
Energy Transfer Equity		COMULTDP	29273V100	2018		50065	SH	Sole		None	50065	0	0
Energy Transfer Ptrs		UtLTDPtn	29273R109	1224		26085	SH	Sole		None	26085	0	0
Enterprise Products Ptr		COM		293792107	2109		41778	SH	Sole		None	41778	0	0
Equity Residential 		SH Ben Int	29476L107	50		800	SH	Sole		None	800	0	0
Exelis Inc 			COM		30162A108	2141		171017	SH	Sole		None	171017	0	0
Exxon Mobil Corp		COM		30231G102	4670		53845	SH	Sole		None	53845	0	0
Fluor Corporation		COM		343412102	585		9740	SH	Sole		None	9740	0	0
FomentoEconMexicano 		Sp ADR Ut	344419106	4706		57202	SH	Sole		None	57202	0	0
Ford Motor Co.			COM Par		345370860	194		15563	SH	Sole		None	15563	0	0
Freeport-McMoRan 		COM		35671D857	6042		158835	SH	Sole		None	158835	0	0
Fuel Tech, Inc.			COM		359523107	7		1300	SH	Sole		None	1300	0	0
GameStop			CL A		36467W109	192		8800	SH	Sole		None	8800	0	0
General Cable Corp		COM		369300108	43		1475	SH	Sole		None	1475	0	0
General Electric 		COM		369604103	2715		135300	SH	Sole		None	135300	0	0
Genuine Parts Co		COM		372460105	4293		68420	SH	Sole		None	68420	0	0
Gilead Sciences, Inc.		COM		375558103	2031		41568	SH	Sole		None	41568	0	0
Goldman Sachs Gr Inc		COM		38141G104	80		640	SH	Sole		None	640	0	0
Google Inc. 			CL A		38259P508	4139		6455	SH	Sole		None	6455	0	0
Greenlight Capital Re 		CL A		G4095J109	943		38300	SH	Sole		None	38300	0	0
H. J. Heinz Company		COM		423074103	153		2850	SH	Sole		None	2850	0	0
HDFC Bank Ltd			ADRReps3Sh	40415F101	464		13595	SH	Sole		None	13595	0	0
HSBC Holdings Plc 		SpADRnew	404280406	1471		33140	SH	Sole		None	33140	0	0
Halliburton Co			COM		406216101	37		1100	SH	Sole		None	1100	0	0
Hewlett-Packard Co		COM		428236103	640		26845	SH	Sole		None	26845	0	0
Home Depot Inc			COM		437076102	2611		51905	SH	Sole		None	51905	0	0
Home Inns & Hotels Mgmt		SpADR		43713W107	973		38160	SH	Sole		None	38160	0	0
Honeywell Intl.			COM		438516106	18		300	SH	Sole		None	300	0	0
Howard Hughes Corp		COM		44267D107	5272		82535	SH	Sole		None	82535	0	0
Hubbell Inc.			CL B		443510201	3085		39265	SH	Sole		None	39265	0	0
ITT Corp			COM		450911102	2115		92190	SH	Sole		None	92190	0	0
Illinois Tool Works 		COM		452308109	29		511	SH	Sole		None	511	0	0
Inergy LP			Unit LTD Ptn	456615103	5		300	SH	Sole		None	300	0	0
Int'l Bus Machines		COM		459200101	2959		14180	SH	Sole		None	14180	0	0
Interface Inc.			CL A		458665106	17		1200	SH	Sole		None	1200	0	0
Intuitive Surgical		COM new		46120E602	27		50	SH	Sole		None	50	0	0
Johnson & Johnson		COM		478160104	1119		16960	SH	Sole		None	16960	0	0
Johnson Controls Inc		COM		478366107	804		24750	SH	Sole		None	24750	0	0
Kimberly-Clark Corp		COM		494368103	15		200	SH	Sole		None	200	0	0
Kinder Morgan Energy 		Ut LTD Ptn	494550106	703		8498	SH	Sole		None	8498	0	0
Kinder Morgan Inc.		COM		49456B101	152		3940	SH	Sole		None	3940	0	0
Kindred Healthcare Inc		COM		494580103	4		471	SH	Sole		None	471	0	0
Laboratory Corp America		COM		50540R409	73		800	SH	Sole		None	800	0	0
Lear Corporation 		COM New		521865204	351		7545	SH	Sole		None	7545	0	0
Life Technologies Corp.		COM		53217V109	4501		92187	SH	Sole		None	92187	0	0
Linn Energy LLC			Unit LTD Liab	536020100	422		11050	SH	Sole		None	11050	0	0
Littlefuse, Inc.		COM		537008104	3314		52858	SH	Sole		None	52858	0	0
Lowes Cos. Inc.			COM		548661107	227		7225	SH	Sole		None	7225	0	0
MacquarieInfrastructure		Memb Int	55608B105	25		750	SH	Sole		None	750	0	0
Magellan Midstream Ptr		COMUtRPLP	559080106	2731		37752	SH	Sole		None	37752	0	0
Maxwell Technologies		COM		577767106	7		400	SH	Sole		None	400	0	0
McDonald's Corp			COM		580135101	3021		30800	SH	Sole		None	30800	0	0
Medco Health Solutions 		COM		58405U102	2630		37407	SH	Sole		None	37407	0	0
Medtronic, Inc. 		COM		585055106	10		250	SH	Sole		None	250	0	0
Merck & Co			COM		58933Y105	38		1000	SH	Sole		None	1000	0	0
MetLife Inc			COM		59156R108	15		400	SH	Sole		None	400	0	0
Mettler-Toledo Intl Inc		COM		592688105	92		500	SH	Sole		None	500	0	0
Microsoft Corp			COM		594918104	3664		113590	SH	Sole		None	113590	0	0
Mindray MedicalIntl 		SP ADR		602675100	18		555	SH	Sole		None	555	0	0
NV Energy			COM		67073Y106	405		25130	SH	Sole		None	25130	0	0
NVR, Inc.			COM		62944T105	222		305	SH	Sole		None	305	0	0
New Oriental Ed & Tech Grp	SP ADR		647581107	1184		43100	SH	Sole		None	43100	0	0
NextEra Energy, Inc.		COM		65339F101	18		300	SH	Sole		None	300	0	0
Openwave Systems, Inc.		COM new		683718308	0		200	SH	Sole		None	200	0	0
Oracle Corporation		COM		68389X105	1045		35831	SH	Sole		None	35831	0	0
Paccar Inc			COM		693718108	37		784	SH	Sole		None	784	0	0
Pall Corp			COM		696429307	2536		42525	SH	Sole		None	42525	0	0
Patterson Cos. Inc.		COM		703395103	4347		130140	SH	Sole		None	130140	0	0
Penn West Petroleum 		COM		707887105	475		24250	SH	Sole		None	24250	0	0
Pentair Inc			COM		709631105	4282		89935	SH	Sole		None	89935	0	0
Petroleo Brasileiro 		Spons ADR	71654V408	11		431	SH	Sole		None	431	0	0
Pfizer Inc	C		OM		717081103	510		22500	SH	Sole		None	22500	0	0
Plains All Amer Pipel		UtLTD Ptn	726503105	2176		27735	SH	Sole		None	27735	0	0
Plains Explor&Prod Co 		COM		726505100	28		650	SH	Sole		None	650	0	0
Plum Creek Timber Co 		COM		729251108	4683		112675	SH	Sole		None	112675	0	0
Praxair Inc			COM		74005P104	2154		18791	SH	Sole		None	18791	0	0
Prudential Financial		COM		744320102	346		5455	SH	Sole		None	5455	0	0
Qualcomm			COM		747525103	4642		68207	SH	Sole		None	68207	0	0
Quest Diagnostics, Inc.		COM		74834L100	37		600	SH	Sole		None	600	0	0
RPM International, Inc.		COM		749685103	4947		188890	SH	Sole		None	188890	0	0
Regions Financial Corp		COM		7591EP100	2759		418590	SH	Sole		None	418590	0	0
Roper Industries, Inc.		COM		776696106	103		1035	SH	Sole		None	1035	0	0
Royal Dutch Shell PLC 		Spons ADR A	780259206	507		7236	SH	Sole		None	7236	0	0
Royal Dutch Shell PLC 		Spons ADR B	780259107	18		258	SH	Sole		None	258	0	0
SPX Corporation			COM		784635104	5447		70260	SH	Sole		None	70260	0	0
Schlumberger N.V.		COM		806857108	1395		19945	SH	Sole		None	19945	0	0
Seadrill Ltd.			SHS		G7945E105	312		8325	SH	Sole		None	8325	0	0
Senior Hsg Pptys Tr		SH Ben Int	81721M109	4319		195875	SH	Sole		None	195875	0	0
Simpson Manufacturing 		COM		829073105	3944		122285	SH	Sole		None	122285	0	0
Solar Capital Ltd		COM		83413U100	2553		115698	SH	Sole		None	115698	0	0
Starwood Property Trust		COM		85571B105	3397		161625	SH	Sole		None	161625	0	0
Stryker Corp.			COM		863667101	14		250	SH	Sole		None	250	0	0
Supervalu Inc.			COM		868536103	64		11140	SH	Sole		None	11140	0	0
TE Connectivity Ltd.		Reg Shrs	H84989104	1057		28750	SH	Sole		None	28750	0	0
Teck Cominco Ltd.		CL B		878742204	29		800	SH	Sole		None	800	0	0
Teekay Offshore Ptners		Ptnr Int	Y8565J101	1259		43539	SH	Sole		None	43539	0	0
Tenaris S.A. 			Spons ADR	88031M109	1919		50200	SH	Sole		None	50200	0	0
Tennant Company			COM		880345103	17		375	SH	Sole		None	375	0	0
First of Long Island 		COM		320734106	13		500	SH	Sole		None	500	0	0
The J. M. Smucker Co		COM		832696405	37		455	SH	Sole		None	455	0	0
The Travelers Cos.		COM		89417E109	378		6387	SH	Sole		None	6387	0	0
The Walt Disney Co		COM		254687106	23		515	SH	Sole		None	515	0	0
Thermo Fisher Scientific	COM		883556102	4843		85896	SH	Sole		None	85896	0	0
Titan International Inc		COM		88830M102	525		22190	SH	Sole		None	22190	0	0
Tyson Foods, Inc.		CLA		902494103	462		24110	SH	Sole		None	24110	0	0
U.S. Bancorp			COM		902973304	35		1100	SH	Sole		None	1100	0	0
Unilever NV			NY SHS New	904784709	234		6876	SH	Sole		None	6876	0	0
United Technologies 		COM		913017109	111		1338	SH	Sole		None	1338	0	0
UnitedHealth Group		COM		91324P102	1659		28150	SH	Sole		None	28150	0	0
Urban Outfitters, Inc.		COM		917047102	3855		132415	SH	Sole		None	132415	0	0
Valeant Pharmaceuticals		COM		91911K102	246		4580	SH	Sole		None	4580	0	0
Vmware, Inc.			CLA A COM	928563402	29		260	SH	Sole		None	260	0	0
WPP PLC 			ADR		92933H101	1008		14750	SH	Sole		None	14750	0	0
WPX Energy, Inc.		COM		98212B103	3526		195754	SH	Sole		None	195754	0	0
Wal-Mart Stores Inc		COM		931142103	2042		33369	SH	Sole		None	33369	0	0
Wells Fargo Company		COM		949746101	2424		71000	SH	Sole		None	71000	0	0
Western Gas Partners 		ComUnLPIn	958254104	1429		30961	SH	Sole		None	30961	0	0
Western Union Co.		COM		959802109	3439		195405	SH	Sole		None	195405	0	0
Whiting Petroleum Corp		COM		966387102	1720		31680	SH	Sole		None	31680	0	0
Williams Companies, Inc		COM		969457100	6577		213475	SH	Sole		None	213475	0	0
Windstream Corp			COM		97381W104	4		319	SH	Sole		None	319	0	0
Xylem Inc.			COM		98419M100	2647		95377	SH	Sole		None	95377	0	0
Yamana Gold Inc.		COM		98462Y100	1622		103850	SH	Sole		None	103850	0	0
Yum! Brands Inc.		COM		988498101	1258		17670	SH	Sole		None	17670	0	0
Asia Pacific Fund		COM		044901106	22		2050	SH	Sole		None	2050	0	0
Asia Tigers Fd Inc		COM		04516T105	1		38	SH	Sole		None	38	0	0
Calamos Strat TotRetFd		CMSHBnInt	128125101	884		88430	SH	Sole		None	88430	0	0
Clough Glob Alloc Fd		COM Shs Ben	18913Y103	10		700	SH	Sole		None	700	0	0
Clough Glob Opp Fund		Sh Ben Int	18914E106	624		53000	SH	Sole		None	53000	0	0
StaplesSelectSectorSPDR		SBIConsStpl	81369Y308	222		6500	SH	Sole		None	6500	0	0
H&Q Healthcare Fd		SH Ben Int	404052102	108		6550	SH	Sole		None	6550	0	0
H&Q Life Sciences Invs		SH Ben Int	404053100	8		574	SH	Sole		None	574	0	0
KayneAnderson EnTotRet		COM		48660P104	2840		103345	SH	Sole		None	103345	0	0
Korea Equity Fd Inc		COM		50063B104	194		19960	SH	Sole		None	19960	0	0
Market Vectors ETF 		GoldMin ETF	57060U100	2983		60214	SH	Sole		None	60214	0	0
NuveenMultStratIncGroFd2	COM		67073D102	1072		119400	SH	Sole		None	119400	0	0
NuveenMultStratIncGro		COM		67073B106	312		35100	SH	Sole		None	35100	0	0
PowerShares Glb ETF 		AGG PfdPtf	73936T565	85		5900	SH	Sole		None	5900	0	0
SPDR S&P500 ETF TR		TR Unit		78462F103	28		200	SH	Sole		None	200	0	0
Singapore Fund Inc		COM		82929L109	49		3800	SH	Sole		None	3800	0	0
Taiwan Fd Inc 			COM		874036106	56		3350	SH	Sole		None	3350	0	0
Thai Fund, Inc.			COM		882904105	47		2950	SH	Sole		None	2950	0	0
The Global X Funds		ChinaCons	37950E408	43		2900	SH	Sole		None	2900	0	0
Vanguard World Funds		Cons Stp ETF	92204A207	494		5730	SH	Sole		None	5730	0	0
Vanguard Intl Eq Indx		MSCIEmMkt	922042858	1020		23460	SH	Sole		None	23460	0	0
WisdomTree Trust		Emer Mkt ETF	97717W315	429		7455	SH	Sole		None	7455	0	0
IShares TR			DJ Sel Div Inx	464287168	403		7200	SH	Sole		None	7200	0	0
IShares TR			DJHealthCare	464288828	106		1590	SH	Sole		None	1590	0	0
IShares TR			DJ O&G Exp	464288851	41		630	SH	Sole		None	630	0	0
IShares Inc.			MSCI S Korea 	464286772	447		7500	SH	Sole		None	7500	0	0
IShares TR			MSCI Taiwan 	464286731	318		23700	SH	Sole		None	23700	0	0
AdventClaymore CvSecInc 	COM		00764C109	760		46585	SH	Sole		None	46585	0	0
AllianceBernsteinFund		COM		01881E101	2163		264050	SH	Sole		None	264050	0	0
BlackRock Debt Strat Fd		COM		09255R103	5		1198	SH	Sole		None	1198	0	0
Blackrock CredAllInc Tr		COM		092508100	85		6500	SH	Sole		None	6500	0	0
Blackrock Income Tr Inc		COM		09247F100	24		3300	SH	Sole		None	3300	0	0
Calamos GlbDynInc Fund		COM		12811L107	455		51745	SH	Sole		None	51745	0	0
CurrencyShares Austr Dl		AUST DOLL	23129U101	9		85	SH	Sole		None	85	0	0
Eaton Vance Fltg-Rate 		COM		278279104	176		10820	SH	Sole		None	10820	0	0
Eaton Vance Ltd Dur Inc Fd	COM		27828H105	687		42830	SH	Sole		None	42830	0	0
Eaton Vance Sr Flt-Rt 		COM		27828Q105	967		63450	SH	Sole		None	63450	0	0
Eaton Vance Sr Inc Tr		SH Ben Int	27826S103	301		41800	SH	Sole		None	41800	0	0
Flaherty & Crumr/Clymr		COM		338478100	27		1500	SH	Sole		None	1500	0	0
MFS Charter Income Tr		SH Ben Int	552727109	211		22050	SH	Sole		None	22050	0	0
MFS Intermediate Inc 		SH Ben Int	55273C107	901		141200	SH	Sole		None	141200	0	0
MorganStanley EmMktsDbt		COM		617477104	622		38305	SH	Sole		None	38305	0	0
Nuveen Fltg Rt Inc Fund		COM		67072T108	1080		90610	SH	Sole		None	90610	0	0
Nuveen FltgRtIncOppty Fd	COM Shs		6706EN100	90		7500	SH	Sole		None	7500	0	0
Nuveen MultCurrSTGovInc		COM		67090N109	331		25050	SH	Sole		None	25050	0	0
Pimco ETF TR			InvGrCorpBd	72201R817	48		459	SH	Sole		None	459	0	0
PowerShares Glob ETF TR		SovDebt		73936T573	415		14800	SH	Sole		None	14800	0	0
SPDR Series Trust		DB IntGvt ETF	78464A490	9		150	SH	Sole		None	150	0	0
Vanguard BdIndexFd		ST Bond		921937827	441		5450	SH	Sole		None	5450	0	0
Vanguard Scottsdale Fds		ST Corp		92206C409	988		12505	SH	Sole		None	12505	0	0
WisdomTree Trust		Em Lcl DbtFd	97717X842	9		175	SH	Sole		None	175	0	0
WisdomTree Trust		As Lcl Dbt Fd	97717X867	318		6125	SH	Sole		None	6125	0	0
iShares TR			Barc 1-3yr Cr	464288646	1004		9555	SH	Sole		None	9555	0	0
IShares TR			Intl Infl Lkd	46429B770	7		150	SH	Sole		None	150	0	0
iShares TR			JP Morg USD	464288281	389		3450	SH	Sole		None	3450	0	0